MINERAL PROPERTIES (Details 2) - Idaho-Maryland Gold Mine [Member] - CAD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Mineral Property Expenses	$ 375,980
Consulting	163,059	287,411
Exploration	387,047	54,753
Rent	12,613	10,968
Supplies	104,804	4,020
Sampling	29,365	8,623
Travel	12,789	10,205
Total expenditures	709,677	375,980
Mineral Property Expenses	$ 1,085,657	$ 375,980